Schedule of quality assurance obligation and receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Quality assurance receivable	$ 224,623	¥ 1,639,591	¥ 1,755,615
Allowance for credit losses for quality assurance receivable		(426,949)	(529,392)
:Quality Assets Receivable [Member]
Quality assurance receivable		2,066,540	2,285,007
Allowance for credit losses for quality assurance receivable		(426,949)	(529,392)
Quality assurance receivable, net		¥ 1,639,591	¥ 1,755,615